Statements of Consolidated Stockholders' Equity (Parenthetical) (Retained Earnings, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared on common stock (per share)	$ 0.96	$ 0.96	$ 0.96